STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stockholders' Equity

11. STOCKHOLDERS’ EQUITY

Equity-Based Compensation Plans

As of March 31, 2014, $28.0 million of total unrecognized compensation costs related to non-vested stock options, restricted stock unit awards (RSUs) and share unit awards are expected to be recognized over a remaining weighted average period of 1.9 years. Although the share unit awards may be settled in stock at the Company’s discretion, they have historically been settled in cash and are accounted for as liability awards. In the first quarter of 2014, $4.7 million of share unit awards vested and were paid in cash. There were no significant capitalized equity-based compensation costs at March 31, 2014.

Stock Options

The following table summarizes the stock option activity (in thousands, except per share amounts):

	Shares	Weighted Average Option Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Outstanding as of December 31, 2013	10,828	$6.15
Granted	750	$23.00	$9.40
Exercised	(337)	$6.62		$5,483
Adjustment related to 2013 performance	27	$5.57	$3.60

Outstanding as of March 31, 2014	11,268	$7.26		$196,263

Exercisable at March 31, 2014	7,669	$6.30		$140,946
Expected to vest	3,526	$9.07		$55,061

The exercise prices of outstanding options at March 31, 2014 were in the following ranges:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares (in thousands)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price Per Share	Shares (in thousands)	Weighted Average Exercise Price Per Share
$2.96 to $5.35	1,476	3.4	$4.04	1,476	$4.04
$5.36 to $5.67	1,344	7.9	$5.57	807	$5.57
$5.68 to $8.54	5,326	6.8	$5.74	3,014	$5.74
$8.55 to $8.90	2,372	6.3	$8.67	2,372	$8.67
$8.91 to $23.00	750	9.9	$23.00	—	$—

$2.96 to $23.00	11,268	6.6	$7.26	7,669	$6.30

The Company uses the Black-Scholes model to estimate the fair value of stock option awards. Key input assumptions used in the model include the grant date fair value of common stock, exercise price of the award, the expected option term, stock price volatility, estimated marketability discount, the risk-free interest rate and the Company’s projected dividend yield. The Company believes that the valuation technique and the approach utilized to develop the underlying assumptions are appropriate in estimating the fair values of its stock options. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards. Subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company. The following table presents the weighted average assumptions used to estimate the fair value of stock option awards granted.

	Three Months Ended March 31,
	2014	2013
Expected option term (in years)	5.0	3.8
Risk-free interest rate	1.5%	0.4%
Expected volatility	45.0%	75.0%
Estimated marketability discount	—%	15.0%
Expected dividend yield	—%	—%
Weighted average exercise price	$23.00	$11.11
Weighted average fair value at grant date	$9.40	$4.09

Restricted Stock Units

RSUs entitle the holder to shares of common stock generally after a three-year vesting period. The fair value of the awards is determined on the grant date based on the Company’s stock price.

The following table summarizes the RSU activity (in thousands, except per share data):

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Outstanding and non-vested as of December 31, 2013	5	$14.99
Granted	366	$22.96

Outstanding and non-vested as of March 31, 2014	371	$22.85

Other

Share unit award expense of $1.1 million and $1.2 million for the three months ended March 31, 2014 and 2013, respectively, is included in equity-based compensation as an adjustment to reconcile net income to net cash used in operating activities on the Condensed Consolidated Statements of Cash Flows.

12.	STOCKHOLDERS’ EQUITY

Dividends

On May 28, 2013, a cash dividend of $342.8 million was declared on the Company’s common stock by its Board of Directors and paid. On June 28, 2013, a cash dividend of $195.9 million was declared on the Company’s common stock by its Board of Directors and paid (collectively with the May 28, 2013 dividend, the 2013 dividends). On November 30, 2012, a cash dividend of $200.0 million was declared on the Company’s common stock by its Board of Directors and paid. Although the Company does not intend to pay dividends in the foreseeable future, the payment of any dividends may be limited by covenants under the Company’s senior secured credit facilities and the indentures governing its senior notes.

In accordance with the antidilution provisions of the Company’s stock incentive plans, the exercise prices of options that were granted following the Carlyle acquisition were adjusted to reflect the 2013 and 2012 dividends. Cash payments of $11.3 million and $0.7 million were made to stock option holders of options granted prior to the Carlyle acquisition in lieu of a reduction in exercise prices, on the 2013 and 2012 dividends, respectively. The cash payments and repricings had no effect on the vesting schedules or expiration dates of the stock options and resulted in no additional compensation expense.

Equity-Based Compensation Plans

On October 4, 2013, the Company’s Board of Directors approved the 2013 Long Term Incentive Plan (the 2013 Plan), effective October 24, 2013, authorizing 18.6 million shares for issuance. Awards under the 2013 Plan may include stock, stock options, restricted stock, restricted stock units, performance units, performance share units, performance-based restricted stock, stock appreciation rights and dividend equivalent rights for employees and non-employee directors of the Company. Approval of the 2013 Plan canceled all shares authorized but not issued under the CommScope, Inc. 2011 Incentive Plan (the 2011 Plan). Awards granted prior to October 24, 2013 remain subject to the provisions of the predecessor plans. Awards granted under the 2011 Plan include stock options and share unit awards for employees and non-employee directors of the Company. Employee stock options and share unit awards generally vest 50% based upon the continued employment of the recipient through the vesting date and 50% based upon the achievement of predetermined financial-based targets. The share unit awards are payable in stock or cash, at the Company’s discretion, and are accounted for as liability awards. As of December 31, 2013, the liability recorded for share unit awards was $10.6 million. Share unit awards that were issued in January 2011 and vested in January 2014 were paid in cash. As of December 31, 2013, 18.6 million shares were available for future grants under the 2013 Plan.

As of December 31, 2013, $19.1 million of total unrecognized compensation costs related to non-vested stock options and share unit awards are expected to be recognized over a remaining weighted average period of 1.8 years. There were no significant capitalized equity-based compensation costs at December 31, 2013.

Stock options

The following table, which has been revised to reflect the repricing of stock option exercise prices, summarizes the Company’s stock option activity (in thousands, except per share data):

Successor	Shares	Weighted Average Option Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value

Outstanding as of December 31, 2012	10,206	$8.33
Granted	713	$12.38	$4.69
Exercised	(239)	$6.10
Adjustment related to 2012 performance	462	$9.19	$5.10
Forfeited or expired	(314)	$6.21	$3.82

Outstanding as of December 31, 2013 (1)	10,828	$6.15		$138,353

Exercisable at December 31, 2013	5,923	$6.15		$75,717
Expected to vest	4,861	$6.16		$62,090

(1)	The weighted-average exercise price at December 31, 2013 reflects the adjustment that was made for the 2013 dividends with respect to options granted after the Carlyle acquisition, as described above.

The total intrinsic value of options exercised during the year ended December 31, 2013 (Successor), the year ended December 31, 2012 (Successor) and the periods January 15 – December 31, 2011 (Successor) and January 1 – January 14, 2011 (Predecessor) was $2.2 million, $4.2 million, $5.6 million and $0.3 million, respectively.

The exercise prices of outstanding options at December 31, 2013 were in the following ranges:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares (in thousands)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price Per Share	Shares (in thousands)	Weighted Average Exercise Price Per Share
$2.96 to $5.35	1,476	3.6	$4.04	1,476	$4.04
$5.36 to $5.68	1,421	8.1	$5.57	685	$5.57
$5.69 to $8.54	5,459	7.0	$5.73	1,990	$5.73
$8.55 to $8.90	2,472	7.6	$8.68	1,772	$8.59

$2.96 to $8.90	10,828	6.8	$6.15	5,923	$6.15

The weighted average remaining contractual life of exercisable options at December 31, 2013 was 5.6 years.

The Company uses the Black-Scholes model to estimate the fair value of stock option awards. Key input assumptions used in the model to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of the Company’s stock, the risk-free interest rate and the Company’s projected dividend yield. The Company believes that the valuation technique and the approach utilized to develop the underlying assumptions are appropriate in estimating the fair values of CommScope stock options. Estimates of fair value are not intended to predict actual future events or the value that will ultimately be realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company. The following table presents the weighted average assumptions used to estimate the fair value of stock option awards granted (No options were granted following the IPO in 2013):

	Successor	Successor	Successor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011
Expected option term (in years)	3.0	4.0	4.5
Risk-free interest rate	0.4%	0.7%	1.8%
Expected volatility	75.0%	75.0%	75.0%
Estimated marketability discount	15%	30.0%	30.0%
Expected dividend yield	0%	0%	0%
Weighted average fair value at grant date	$4.69	$3.24	$3.96

Restricted	Stock Units

Restricted Stock Unit Awards (RSUs) entitle the holder to shares of common stock after a one-year vesting period. The fair value of the awards is determined on the grant date based on the Company’s stock price.

The following table summarizes the RSU activity for the year ended December 31, 2013 (in thousands, except per share data):

Successor	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Outstanding and non-vested as of December 31, 2012	—	—
Granted	5	$14.99

Outstanding and non-vested as of December 31, 2013	5	$14.99

Other

During the period January 1 – January 14, 2011 (Predecessor), the Company issued common stock valued at $0.1 million, respectively, as employer contributions to the CommScope, Inc. Retirement Savings Plan. The issuance of these shares, along with share unit award expense of $5.5 million, $3.5 million and $1.5 million for the years ended December 31, 2013 (Successor), December 31, 2012 (Successor) and the period January 15 – December 31, 2011 (Successor), respectively, is included in equity-based compensation as an adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities on the Consolidated Statements of Cash Flows.